Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Summary of principal related party transactions and amounts due from and due to related parties

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	49,144	293,101	343,226	54,533
Purchase of raw materials from related parties (note (b))	771,158	1,435,562	1,322,363	210,102

	December 31,
	2010	2011
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	190,486	281,509	44,727
Prepayments for materials to related party suppliers (note (b))	97,566	157,226	24,981
Other amounts due from related parties (note (c))	3,512	116,807	18,560
Total due from related parties	291,564	555,542	88,268

Prepayments for construction of property, plant and equipment to related party suppliers (note (d))	—	70,744	11,240
Total other due from related parties	—	70,744	11,240

Amounts due to related parties (note (b))	(84,481)	(242,575)	(38,541)
Total due to related parties	(84,481)	(242,575)	(38,541)